Offerings - Offering: 1	Sep. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	58,901,743
Proposed Maximum Offering Price per Unit	5.15
Maximum Aggregate Offering Price	$ 303,343,977.74
Fee Rate	0.01531%
Amount of Registration Fee	$ 46,441.96
Offering Note	Amount registered represents shares of the Registrant’s Class A Common Stock, par value $0.001 per share (“Class A Common Stock”), reserved for issuance under the Registrant’s Amended and Restated 2022 Equity Incentive Plan (the “Plan”) or underlying outstanding awards granted pursuant to the Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this Registration Statement shall also cover any additional shares of Class A Common Stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Stock Market on September 8, 2025.

The Registrant does not have any fee offsets